Share-based compensation (Details Narrative) ¥ / shares in Units, ¥ in Thousands			12 Months Ended
	Jul. 01, 2023 CNY (¥) shares	Jan. 01, 2023 CNY (¥) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Cost of revenues and expenses | ¥				¥ 3,314,377		¥ 3,161,193		¥ 2,536,746
Fair value of options granted | (per share)			$ 2.0702	¥ 15.1110	$ 5.9404	¥ 42.1761	$ 0.7733	¥ 5.2688
2019 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary			50.00%	50.00%
Percentage of vested share on each quarter for four years			50.00%	50.00%
Percentage of vested share on each anniversary for two years			25.00%	25.00%
2019 Incentive Plan One [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary			25.00%	25.00%
Percentage of vested share on each quarter for four years			6.25%	6.25%
Percentage of vested share on each anniversary for two years			50.00%	50.00%
2019 Incentive Plan Two [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary			50.00%	50.00%
Percentage of vested share on each quarter for four years			50.00%	50.00%
Percentage of vested share on each anniversary for two years			25.00%	25.00%
2019 Incentive Plan Three [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Percentage of vested share on each anniversary			25.00%	25.00%
Percentage of vested share on each anniversary for two years			100.00%	100.00%
2023 Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vested options, share | shares	20,359,900	86,871,800
Restricted shares | shares	20,359,900	86,871,800
Cost of revenues and expenses | ¥	¥ 26,300	¥ 26,200